RELATED PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2017	Jul. 31, 2017	Jul. 31, 2016
Related Party Transactions [Abstract]
Administrative fees	$ 135	$ 339	$ 895	$ 934	$ 1,237	$ 1,444
Consulting fees	0	1,793	0	1,793	310	1,261
Shared office and administrative costs	910	2,455	6,835	7,333	9,192	9,237
Shared project expenditures					3,716	3,316
Executive compensation	1,163,206	0	1,163,206	0
Amounts paid to related parties	$ 1,164,251	$ 4,587	$ 1,170,936	$ 10,060	$ 14,455	$ 15,258